Stock-Based Compensation Plans Long-Term Incentive Plans (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 12, 2016	Oct. 14, 2015	Oct. 15, 2014	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 3,293	$ 3,097	$ 3,386
Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 318	$ 360	$ 540
Long-Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares awarded		18,156	25,529
Payments for the purchase of common stock (in shares)		(8,529)	(13,011)
Restricted shares issued		9,627	12,518
Subsequent Event [Member] | Long-Term Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares awarded	11,419
Payments for the purchase of common stock (in shares)	(5,539)
Restricted shares issued	5,880